Machinery, Equipment and Improvements on Leased Assets - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 4,552,283	$ 3,928,258	$ 3,094,220	$ 2,146,232
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	3,076,751	2,859,467	2,234,583
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	223,473	197,316	180,050
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	678,977	654,568	516,985
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	58,782	46,760	38,619
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	31,035	36,156	36,899
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 483,265	$ 133,991	$ 87,084